VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

October 5, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Voya Enhanced Securitized Income Fund

Ladies and Gentlemen:

We are filing today via EDGAR an initial Registration Statement on Form N-2, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Voya Enhanced Securitized Income Fund, a Delaware statutory trust (the "Fund"). The Fund has filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

No registration fees are required in connection with this filing.

Should you have any questions, please feel free to contact Anna Jagiello at (480) 477-2309 or the undersigned at 480-477-2457.

Very truly yours,

/s/ Gizachew Wubishet Gizachew Wubishet

Assistant Vice President and Counsel

Voya Investment Management

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP